Revenue - Schedule of Revenue Disaggregated by Segment and by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,820.7	$ 1,697.4	$ 1,646.6
Vessel Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,702.8	1,543.0	1,460.4
Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	117.9	154.4	186.2
Operating lease revenue
Disaggregation Of Revenue [Line Items]
Revenue	1,702.2	1,593.4	1,589.6
Operating lease revenue | Vessel Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,598.7	1,457.0	1,409.9
Operating lease revenue | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	103.5	136.4	179.7
Interest income from leasing
Disaggregation Of Revenue [Line Items]
Revenue	84.0	73.8	46.1
Interest income from leasing | Vessel Leasing
Disaggregation Of Revenue [Line Items]
Revenue	84.0	73.8	46.1
Interest income from leasing | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	0.0	0.0	0.0
Other
Disaggregation Of Revenue [Line Items]
Revenue	34.5	30.2	10.9
Other | Vessel Leasing
Disaggregation Of Revenue [Line Items]
Revenue	20.1	12.2	4.4
Other | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	$ 14.4	$ 18.0	$ 6.5